Oct. 31, 2024
American Funds Global Balanced Fund
Investment objectives
This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 39 of the prospectus and on page 83 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.25	0.99	0.25	0.25	none	none	0.23
Other expenses	0.13	0.13	0.13	0.18	0.15	0.04	0.18
Total annual fund operating expenses	0.81	1.55	0.81	0.86	0.58	0.47	0.84

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.98	0.49	0.25	0.25	none	none	1.00
Other expenses	0.18	0.14	0.17	0.23	0.14	0.10	0.10
Total annual fund operating expenses	1.59	1.06	0.85	0.91	0.57	0.53	1.53

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.36	0.25	0.18	0.13	0.20	0.09	0.04
Total annual fund operating expenses	1.54	1.28	1.11	0.81	0.63	0.52	0.47

1  A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$653	$258	$331	$88	$59	$48	$433	$262	$108	$335	$93	$58	$54	$156
3 years	819	490	502	274	186	151	609	502	337	514	290	183	170	483
5 years	999	845	688	477	324	263	800	866	585	710	504	318	296	834
10 years	1,519	1,646	1,227	1,061	726	591	1,351	1,417	1,294	1,273	1,120	714	665	1,824

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$157	$130	$113	$83	$64	$53	$48		1 year	$158	$162
3 years	486	406	353	259	202	167	151		3 years	490	502
5 years	839	702	612	450	351	291	263		5 years	845	866
10 years	1,834	1,545	1,352	1,002	786	653	591		10 years	1,646	1,417

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal investment strategies

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities around the world that offer the opportunity for growth and/or provide dividend income, while also constructing the portfolio to protect principal and limit volatility.

Normally the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally the fund will invest at least 25% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest at least 40% of its net assets outside the United States, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets outside the United States.

The fund’s ability to invest outside the United States includes investing in emerging markets.

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 12.24% (quarter ended June 30, 2020)

Lowest -13.29% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2024, was 11.52%.

Average annual total returns For the periods ended December 31, 2023:

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	2/1/2011	13.99%	6.88%	4.86%	5.90%
− After taxes on distributions		13.38	6.17	4.14	N/A
− After taxes on distributions and sale of fund shares		8.53	5.33	3.76	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	2/1/2011	7.15%	5.37%	4.00%	5.18%
C	2/1/2011	11.83	5.83	3.98	5.15
F-1	2/1/2011	13.65	6.58	4.57	5.62
F-3	1/27/2017	14.08	6.99	N/A	5.82
529-A (with maximum sales charge)	2/1/2011	9.70	5.84	4.20	5.31
529-C	2/1/2011	11.78	5.78	4.16	5.28
529-E	2/1/2011	13.40	6.35	4.33	5.36
529-F-1	2/1/2011	13.86	6.80	4.79	5.82
529-F-2	10/30/2020	13.97	N/A	N/A	5.92
529-F-3	10/30/2020	14.00	N/A	N/A	5.96
R-1	2/1/2011	12.88	5.84	3.86	4.93
R-2	2/1/2011	12.89	5.84	3.83	4.87
R-2E	8/29/2014	13.17	6.13	N/A	3.84
R-3	2/1/2011	13.38	6.31	4.30	5.34
R-4	2/1/2011	13.72	6.62	4.61	5.65
R-5E	11/20/2015	13.92	6.83	N/A	5.65
R-5	2/1/2011	14.06	6.93	4.91	5.96
R-6	2/1/2011	14.10	6.99	4.97	6.01

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.20%	11.72%	7.93%	8.13%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.43	7.01	5.05	5.35
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	16.11	7.80	5.93	6.20
Bloomberg Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.72	–0.32	0.38	0.81
Bloomberg Global Aggregate (USD Hedged) Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.15	1.40	2.41	2.75
Class F-2 annualized 30-day yield at October 31, 2024: 2.77% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

*  Effective July 24, 2024, the fund’s primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the “Previous Primary Benchmark”) to the MSCI All Country World Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.